Tingo foods PLC purchase price allocation (Details) - Schedule of revenues and net profit $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Schedule Of Revenues And Net Profit Abstract
Revenues	$ 885,009
Net profit	$ 179,629